LEASES (Schedule of Supplemental Balance Sheet Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Operating lease ROU assets	$ 6,272	$ 5,911
Operating lease liabilities, current	1,100	827
Operating lease liabilities, long-term	$ 5,296	$ 5,190
Weighted average remaining lease term (in years)	5 years 9 months 21 days	6 years 11 months 8 days
Weighted average discount rate	6.15%	6.17%